Transactions and balances with related parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Transactions and balances with related parties
32 Transactions and balances with related parties
Terms and conditions of transactions with related parties
The following is a description of related party transactions the Group has entered into since January 1, 2022, with members of our supervisory or management board, executive officers or holders of more than 10% of any class of our voting securities.
Transactions with Key management
Key management includes the senior executives. The compensation paid or payable to key management for employee services is shown below:

	For the year ended December 31,
In thousands of USD	2022	2023	2024
Short-term employee benefits	3,889	3,332	3,528
Other benefits	107	114	40
Share-based compensation	5,155	1,858	2,070
Total	9,151	5,304	5,638
Additional Compensation to the Former Members of the Management Board
In 2022, the former Management Board were also entitled to receive an additional compensation in the amount of USD 1.7 million, following their resignations. This was fully paid in 2023.
See Note 18 for additional information regarding the share-based compensation plans.